Trade and other receivables	12 Months Ended
Dec. 31, 2023
Trade and other current receivables [abstract]
Trade and other receivables
13 Trade and other receivables
Trade and other receivables are comprised of the following:

	As of December 31,
In thousands of USD	2022	2023
Advances to suppliers	1,266	2,667
Trade notes and accounts receivable	24,422	16,357
Unbilled revenues	2,254	6,786
Other receivables	2,695	2,448
	30,637	28,258
Less: Allowance for expected credit loss	(7,536)	(5,101)
Trade and other receivables	23,101	23,157
Allowance for expected credit losses
The movement of allowance for expected credit losses (“ECL”) of trade and other receivables is as follows:

In thousands of USD	ECL of trade and other receivables
Balance as of January 01, 2022	6,412
Provision for expected credit losses	6,008
Write-off	(3,456)
Effect of translation	(1,428)
Balance as of December 31, 2022	7,536
Provision for expected credit losses	1,054
Write-off	(1,357)
Effect of translation	(2,132)
Balance as of December 31, 2023	5,101
The aging analysis of trade and other receivables is as follows:

					Past due but not impaired
In thousands of USD	Total net	Total gross	Total expected credit losses	Current	< 30 days	30 - 90 days	>90 days
As of December 31, 2022	23,101	30,637	(7,536)	10,040	8,180	1,399	3,482
As of December 31, 2023	23,157	28,258	(5,101)	18,602	2,423	166	1,966
See Note 33 for disclosure of how the Group manages and measures credit quality of trade and other receivables that are neither past due nor impaired.